LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 43.4%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	$140,000	$140,294
4.13%, 02/15/2027	20,555,000	20,619,235
3.38%, 02/29/2028	22,710,000	22,529,030
3.63%, 03/31/2028	43,975,000	43,813,529
1.38%, 10/31/2028	3,240,000	3,046,739
3.75%, 12/31/2028	4,675,000	4,665,321
3.50%, 02/15/2029	49,400,000	48,963,891
4.25%, 02/28/2029	126,970,000	128,423,211
4.63%, 04/30/2029	127,815,000	130,695,830
3.25%, 06/30/2029	90,490,000	88,846,334
4.00%, 02/28/2030	94,525,000	94,886,853
3.88%, 06/30/2030	26,035,000	25,997,371
3.63%, 09/30/2030	65,335,000	64,531,073
3.63%, 12/31/2030	28,895,000	28,505,595
TOTAL U.S. TREASURY SECURITIES (Cost $703,454,520)		705,664,306

CORPORATE BONDS - 19.5%	Par	Value
Aerospace & Defense - 1.2%
Boeing Co.
3.25%, 02/01/2028	6,080,000	5,959,218
5.15%, 05/01/2030	4,800,000	4,872,471
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (a)	5,920,000	5,866,190
RTX Corp., 4.13%, 11/16/2028	2,540,000	2,529,215
		19,227,094

Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	4,720,000	4,759,923

Banks - 6.5%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	1,570,000	1,553,571
Citibank NA, 4.58%, 05/29/2027	6,305,000	6,331,620
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	4,170,000	4,122,970
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	1,930,000	1,952,943
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	2,390,000	2,500,522
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	2,880,000	2,929,149
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	19,435,000	19,789,223
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	9,605,000	9,571,390
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	28,605,000	28,170,549
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	5,040,000	5,172,597
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	2,585,000	2,551,204
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	7,205,000	7,300,264
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	14,125,000	14,364,989
		106,310,991

Beverages - 0.0% (b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	690,000	689,986

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	4,205,000	4,266,445

Electric - 1.1%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	4,050,000	4,122,574
Florida Power & Light Co.
5.05%, 04/01/2028	3,975,000	4,041,125
4.40%, 05/15/2028	5,170,000	5,189,379
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,361,169	1,367,484
Wisconsin Public Service Corp., 4.25%, 01/15/2031	3,420,000	3,380,248
		18,100,810

Food - 2.0%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	5,100,000	5,064,875
Mars, Inc.
4.60%, 03/01/2028 (a)	11,745,000	11,816,033
4.80%, 03/01/2030 (a)	16,275,000	16,447,614
		33,328,522

Healthcare-Products - 0.7%
Abbott Laboratories, 4.00%, 03/15/2031	2,890,000	2,844,892
Augusta SpinCo Corp.
4.40%, 03/23/2029	3,605,000	3,594,684
4.66%, 03/23/2031	5,155,000	5,129,768
		11,569,344

Healthcare-Services - 0.9%
HCA, Inc., 5.00%, 03/01/2028	5,625,000	5,680,063
UnitedHealth Group, Inc.
4.40%, 06/15/2028	2,245,000	2,252,155
4.25%, 01/15/2029	6,650,000	6,638,171
		14,570,389

Insurance - 0.2%
Brown & Brown, Inc., 4.60%, 12/23/2026	2,675,000	2,682,609

Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	5,655,000	5,624,493

Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.20%, 03/06/2031	3,720,000	3,664,322

Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	8,210,000	8,410,800

Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	1,820,000	1,849,188
CVS Health Corp., 5.00%, 01/30/2029	7,925,000	8,027,690
Novartis Capital Corp., 4.10%, 03/16/2029	3,205,000	3,200,862
		13,077,740

Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028	3,490,000	3,620,713
Energy Transfer LP, 6.05%, 12/01/2026	6,385,000	6,443,386
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	2,125,000	2,133,484
		12,197,583

REITS - 1.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	4,660,000	4,682,431
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	1,975,000	1,973,777
Essex Portfolio LP, 1.70%, 03/01/2028	2,550,000	2,419,655
Healthcare Realty Holdings LP
3.75%, 07/01/2027	10,560,000	10,458,784
2.05%, 03/15/2031	4,560,000	3,958,969
Kite Realty Group LP, 4.00%, 10/01/2026	5,755,000	5,738,438
		29,232,054

Retail - 0.4%
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	3,885,000	3,917,227
4.20%, 04/01/2030	2,680,000	2,647,910
		6,565,137

Semiconductors - 0.3%
Broadcom, Inc.
4.60%, 07/15/2030	2,810,000	2,822,681
4.30%, 01/15/2031	1,280,000	1,268,638
		4,091,319

Software - 0.5%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	1,570,000	1,557,254
Oracle Corp.
4.80%, 08/03/2028	2,970,000	2,971,087
4.95%, 02/04/2031	3,590,000	3,514,857
		8,043,198

Telecommunications - 0.7%
AT&T, Inc., 4.40%, 04/30/2031	2,140,000	2,118,492
T-Mobile USA, Inc.
4.80%, 07/15/2028	3,075,000	3,104,011
4.85%, 01/15/2029	6,145,000	6,215,023
		11,437,526
TOTAL CORPORATE BONDS (Cost $317,386,710)		317,850,285

MORTGAGE-BACKED SECURITIES - 12.5%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.94% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor) (a)	3,150,000	2,976,750
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(c)	42,875	41,682
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.42% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)	10,000,000	9,959,375
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.36% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor) (a)	1,420,000	1,420,445
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,219,232
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.36% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)	2,942,613	2,940,774
Series 2025-IND2, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor) (a)	5,000,000	4,999,997
BX Trust
Series 2021-CIP, Class A, 4.71% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (a)	1,841,826	1,840,675
Series 2022-AHP, Class A, 4.66% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor) (a)	949,479	949,182
Series 2022-VAMF, Class B, 4.95% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor) (a)	1,331,794	1,330,962
Series 2024-XL5, Class A, 5.06% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (a)	2,139,500	2,141,951
Series 2025-BCAT, Class A, 5.05% (1 mo. Term SOFR + 1.38%), 08/15/2042, (1.38% Floor) (a)	1,724,913	1,724,912
Series 2025-DELC, Class A, 5.22% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor) (a)	2,000,000	1,999,998
Series 2026-RISE, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (a)	6,750,000	6,750,000
Series 2026-XL6, Class A, 4.87% (1 mo. Term SOFR + 1.20%), 03/15/2043, (1.20% Floor) (a)	3,200,000	3,192,012
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,264,984
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	1,000,000	1,021,229
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041 (a)	1,620,834	1,639,063
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.16% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (a)	4,790,000	4,882,576
Series 2022-R04, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)	3,350,000	3,395,936
Series 2022-R05, Class 2M2, 6.66% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)	380,000	385,402
Series 2022-R06, Class 1M2, 7.51% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)	10,835,000	11,127,870
Series 2022-R07, Class 1M2, 8.31% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)	4,255,706	4,421,934
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)	6,105,000	6,285,513
Series 2023-R01, Class 1M2, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)	4,400,000	4,573,814
Series 2023-R02, Class 1M2, 7.01% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)	5,000,000	5,164,300
Series 2023-R04, Class 1M2, 7.21% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)	5,302,000	5,515,998
Series 2023-R05, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)	1,875,000	1,944,006
Series 2023-R06, Class 1M2, 6.36% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)	3,060,000	3,126,862
Series 2023-R08, Class 1M2, 6.16% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)	740,000	753,085
Series 2024-R02, Class 1M2, 5.46% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor) (a)	530,000	530,164
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.16% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor) (a)	7,820,000	8,107,773
Series 2022-DNA6, Class M1B, 7.36% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor) (a)	3,010,000	3,104,063
Series 2023-DNA1, Class M1B, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor) (a)	2,085,000	2,154,956
Series 2023-DNA2, Class M1B, 6.91% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)	5,210,000	5,406,653
Series 2023-HQA1, Class M1B, 7.16% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)	10,230,000	10,680,480
Series 2023-HQA3, Class M2, 7.01% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor) (a)	4,150,000	4,327,699
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (c)	588,210	583,174
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,976,222
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(c)	770,049	714,937
GSAT Trust 2025-BMF, Series 2025-BMF, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 07/15/2040, (1.50% Floor) (a)	2,900,000	2,897,166
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class A, 5.78%, 12/10/2034 (a)	2,000,000	2,051,603
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)	668,407	667,154
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (a)	727,877	710,824
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.43% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor) (a)	1,973,946	1,971,477
MILE Trust 2025-STNE, Series 2025-STNE, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 07/15/2042, (1.50% Floor) (a)	3,100,000	3,092,250
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)	3,700,000	3,593,417
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(c)	412,265	397,265
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (a)(c)	621,418	602,279
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)	6,070,000	6,064,302
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.66% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)	5,650,000	5,649,992
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(c)	3,100,000	3,137,197
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.67% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)	5,750,000	5,436,682
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.92% (1 mo. Term SOFR + 1.25%), 03/15/2043, (1.25% Floor) (a)	5,325,000	5,298,370
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor) (a)	4,750,000	4,749,996
SMR Mortgage Trust, Series 2022-IND, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)	1,911,808	1,907,261
TX Trust, Series 2024-HOU, Class A, 5.26% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor) (a)	2,000,000	1,997,500
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-B33RP, Class A, 5.02% (1 mo. Term SOFR + 1.35%), 08/15/2042, (1.35% Floor) (a)	5,250,000	5,243,431
Series 2025-NYCH, Class A, 5.41% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor) (a)	3,750,000	3,719,531
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057 (c)	297,495	284,066
TOTAL MORTGAGE-BACKED SECURITIES (Cost $204,245,246)		203,048,403

ASSET-BACKED SECURITIES - 8.9%	Par	Value
American Express Travel Related Services Co., Inc.
Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,474,618
Series 2025-2, Class A, 4.28%, 04/15/2030	570,000	572,171
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.84% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	488,816	533,971
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	3,438,795	3,461,858
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	11,090,000	11,162,595
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	287,281	287,342
Series 2024-P4, Class A3, 4.64%, 01/10/2030	264,727	265,834
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,770,686
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	3,925,750	3,864,451
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	602,426	577,059
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	2,964,393	2,982,634
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,079,356
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,420,411
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, 03/16/2029	3,814,973	3,835,349
GM Financial Leasing Trust
Series 2024-2, Class A3, 5.39%, 07/20/2027	6,788,969	6,806,127
Series 2026-1, Class A3, 3.88%, 01/22/2029	2,750,000	2,736,051
Hilton Grand Vacations, Inc., Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	2,255,501	2,288,206
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,212,842	2,228,163
Series 2026-1, Class A3, 3.78%, 09/23/2030	10,475,000	10,417,358
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	4,000,000	4,024,074
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	4,440,000	4,504,643
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031 (a)	4,115,000	4,079,238
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	216,238	215,953
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	538,623	520,641
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, 04/16/2029	6,900,000	6,864,439
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	2,676,654	2,711,466
Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)	3,705,425	3,732,096
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	936,824	857,619
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)	1,310,415	1,312,995
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	310,024	315,962
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	951,258	853,156
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,311,949
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	5,767,275	5,637,369
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	1,129,653	1,131,853
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	3,448,684	3,455,768
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	120,560	120,537
Series 2024-B, Class A3, 5.33%, 01/16/2029	9,639,317	9,731,561
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	798,666	799,684
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,135,708	4,149,281
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	7,215,000	7,168,042
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	5,522,427	5,543,772
TOTAL ASSET-BACKED SECURITIES (Cost $144,630,207)		144,806,338

U.S. GOVERNMENT AGENCY ISSUES - 5.3%	Par	Value
Federal Farm Credit Banks Funding Corp., 4.75%, 12/14/2026	3,725,000	3,751,038
Federal Farm Credit Banks Funding Corp., 4.50%, 08/14/2026	11,900,000	11,925,639
Federal Home Loan Banks, 1.10%, 02/25/2028	11,160,000	10,591,005
Federal National Mortgage Association
1.88%, 09/24/2026	26,835,000	26,601,930
0.75%, 10/08/2027	34,505,000	32,951,232
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $85,235,198)		85,820,844

TOTAL INVESTMENTS - 89.6% (Cost $1,454,951,881)		$1,457,190,176
Money Market Deposit Account - 4.1% (d)(e)		67,023,236
Other Assets in Excess of Liabilities - 6.3% (f)		101,967,079
TOTAL NET ASSETS - 100.0%		$1,626,180,491

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $284,310,443 or 17.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $14,468.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $102,320,907.

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	10	06/18/2026	$1,135,156	$736
3-Month Secured Overnight Financing Rate	126	12/19/2028	30,406,950	(4,832)
Aluminum – 90 day settlement(a)	1	04/30/2026	87,601	9,966
Aluminum – 90 day settlement(a)	1	05/29/2026	87,181	6,283
Aluminum – 90 day settlement(a)	1	06/16/2026	86,829	3,137
Aluminum – 90 day settlement(a)	1	06/22/2026	86,704	5,487
Arabica Coffee	14	05/18/2026	1,566,338	(45,113)
ASX SPI 200 Index	29	06/18/2026	4,258,321	12,904
Australian Dollar	523	06/15/2026	35,995,475	(171,362)
Brent Crude Oil	133	04/30/2026	13,828,010	(101,938)
Brent Crude Oil	14	05/29/2026	1,346,380	(48,688)
Brent Crude Oil	5	06/30/2026	450,850	(20,526)
Brent Crude Oil	4	07/31/2026	343,640	(18,505)
Brent Crude Oil	4	08/28/2026	331,800	(19,275)
Brent Crude Oil	3	09/30/2026	243,030	(9,474)
British Pound	87	06/15/2026	7,191,637	4,958
CAC40 10 Euro Index	186	04/17/2026	16,822,900	204,010
Canadian 10 Year Government Bonds	202	06/19/2026	17,426,511	(182,096)
CME Bitcoin Reference Rate (BRR)	1	04/24/2026	340,175	4,827
Copper	13	05/27/2026	1,824,550	36,264
Copper – 90 day settlement(a)	1	04/01/2026	306,743	(20,293)
Copper – 90 day settlement(a)	1	04/20/2026	307,377	(9,645)
Copper – 90 day settlement(a)	1	04/28/2026	307,621	(24,832)
Copper – 90 day settlement(a)	1	05/01/2026	307,714	(13,158)
Copper – 90 day settlement(a)	1	05/08/2026	307,789	(16,859)
Copper – 90 day settlement(a)	1	05/22/2026	307,954	(25,970)
Copper – 90 day settlement(a)	1	06/05/2026	308,213	(11,558)
Copper – 90 day settlement(a)	1	06/10/2026	308,288	(11,936)
Copper – 90 day settlement(a)	1	06/17/2026	305,588	3,165
Copper – 90 day settlement(a)	1	06/19/2026	308,188	10,772
Copper – 90 day settlement(a)	1	06/26/2026	308,387	3,511
Corn No. 2 Yellow	326	05/14/2026	7,461,325	(116,203)
Cotton No.2	30	05/06/2026	1,050,000	6,386
Crude Oil	86	04/21/2026	8,718,680	406,122
Crude Oil	16	05/19/2026	1,490,560	31,190
Crude Oil	4	06/22/2026	346,120	(6,798)
Crude Oil	2	07/21/2026	163,260	(5,414)
Crude Oil	2	08/20/2026	155,960	(7,014)
Crude Soybean Oil	403	05/14/2026	16,655,184	1,550,329
Dollar Index	58	06/15/2026	5,786,022	55,841
Dow Jones Industrial Average Index	87	06/18/2026	20,263,170	176,591
Ether Dollar Reference Rate	1	04/24/2026	105,125	847
Euro	388	06/15/2026	56,189,675	115,209
Euro STOXX 50 Quanto Index	303	06/19/2026	19,244,822	11,523
FTSE 100 Index	361	06/19/2026	48,732,515	(20,604)
FTSE/JSE Top 40 Index	16	06/18/2026	1,010,668	45,021
FTSE/MIB Index	15	06/19/2026	3,777,567	97,446
German Stock Index	14	06/19/2026	9,238,696	(89,569)
Gold	27	06/26/2026	12,632,220	456,547
Hang Seng China Enterprises Index	22	04/29/2026	1,172,359	195
Hang Seng Index	12	04/29/2026	1,894,225	6,942
Hard Red Winter Wheat	236	07/14/2026	7,655,250	222,741
IBEX 35 Index	8	04/17/2026	1,568,866	24,211
ICE European Climate Exchange Emissions	1	12/14/2026	83,811	(1,334)
KOSPI 200 Index	16	06/11/2026	1,956,713	(58,648)
Lead – 90 day settlement(a)	1	04/16/2026	46,891	(4,025)
Lead – 90 day settlement(a)	1	04/28/2026	46,920	(3,240)
Lead – 90 day settlement(a)	1	05/07/2026	47,075	(2,031)
Live Cattle	15	06/30/2026	1,459,650	20,390
London Metals - Aluminum(a)	247	06/15/2026	21,502,214	1,974,771
London Metals - Copper(a)	106	06/15/2026	32,683,827	(1,622,050)
London Metals - Lead(a)	9	06/15/2026	426,798	(12,012)
London Metals - Nickel(a)	17	06/15/2026	1,742,771	(29,487)
London Metals - Zinc(a)	128	06/15/2026	10,377,600	(301,047)
Long Gilt	82	06/26/2026	9,528,245	(469,786)
Low Sulphur Gas Oil	105	05/12/2026	13,012,125	677,366
Low Sulphur Gas Oil	11	06/11/2026	1,212,200	15,936
Low Sulphur Gas Oil	4	07/10/2026	404,800	3,295
Mexican Peso	564	06/15/2026	15,611,520	(22,358)
MSCI EAFE Index	32	06/19/2026	4,641,760	128,303
MSCI Emerging Markets Index	30	06/19/2026	2,181,900	56,718
Nasdaq 100 Index	65	06/18/2026	31,089,500	(108,394)
Natural Gas	24	04/28/2026	692,160	(9,268)
Natural Gas	20	04/29/2026	872,976	(77,455)
Natural Gas	5	05/27/2026	150,300	(2,470)
Natural Gas	4	07/29/2026	132,000	(3,398)
Natural Gas	1	08/27/2026	32,750	(602)
Nickel – 90 day settlement(a)	1	05/08/2026	102,067	(5,163)
Nifty 50 Index	41	04/28/2026	1,843,483	(6,229)
Nikkei 225 Index	9	06/11/2026	1,455,436	(9,619)
Nikkei 225 Index	96	06/11/2026	30,946,473	(1,793,787)
NY Harbor ULSD	49	04/30/2026	8,466,200	146,664
NY Harbor ULSD	5	05/29/2026	785,589	(8,510)
NY Harbor ULSD	2	06/30/2026	290,102	(5,380)
NY Harbor ULSD	1	07/31/2026	137,605	(5,701)
Platinum	1	07/29/2026	98,510	898
Reformulated Gasoline Blendstock	78	04/30/2026	10,495,976	243,367
Reformulated Gasoline Blendstock	5	05/29/2026	641,676	(12,319)
Reformulated Gasoline Blendstock	2	06/30/2026	244,112	(7,282)
Reformulated Gasoline Blendstock	2	07/31/2026	232,940	(5,065)
Russell 2000 Index	183	06/18/2026	22,986,630	(13,393)
S&P 500 Index	85	06/18/2026	27,925,688	257,973
S&P Mid Cap 400 Index	4	06/18/2026	1,358,600	19,903
S&P/Toronto Stock Exchange 60 Index	12	06/18/2026	3,291,438	64,104
SET50 Index	213	06/29/2026	1,241,833	17,558
SGX FTSE Taiwan Index	1	04/29/2026	103,320	(82)
Silver	1	05/27/2026	374,595	27,943
Soybean Meal	224	05/14/2026	7,087,360	(185,500)
Soybeans	459	05/14/2026	26,874,450	(14,911)
Sugar #11	130	04/30/2026	2,259,712	8,160
Swiss Franc	20	06/15/2026	3,149,500	(6,520)
TOPIX Index	164	06/11/2026	36,209,067	(1,670,077)
U.S. Treasury Long Bonds	212	06/18/2026	24,141,500	145,042
U.S. Treasury Ultra Bonds	73	06/18/2026	8,509,062	41,520
US Cocoa	1	05/13/2026	33,000	858
Wheat	219	05/14/2026	6,747,937	134,818
WTI CRUDE FUTURE Oct26	1	09/22/2026	75,270	(4,522)
Zinc – 90 day settlement(a)	1	04/16/2026	80,741	375
Zinc – 90 day settlement(a)	1	06/03/2026	80,980	(1,492)
Zinc – 90 day settlement(a)	1	06/15/2026	81,075	(92)
Zinc – 90 day settlement(a)	1	06/23/2026	80,613	3,616
				$17,828
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(10)	06/12/2026	$821,965	$6,072
3 Month Euribor	(95)	12/14/2026	26,677,436	(3,763)
3 Month Euribor	(124)	03/15/2027	34,810,324	3,913
3 Month Euribor	(1,167)	06/14/2027	327,677,511	380,537
3 Month Euribor	(111)	09/13/2027	31,186,515	102,469
3 Month Euribor	(70)	12/13/2027	19,678,297	54,126
3 Month Euribor	(60)	03/13/2028	16,868,845	29,467
3 Month Euribor	(37)	06/19/2028	10,401,385	11,675
3-Month Secured Overnight Financing Rate	(189)	03/16/2027	45,532,462	131,795
3-Month Secured Overnight Financing Rate	(219)	06/15/2027	52,770,788	135,720
3-Month Secured Overnight Financing Rate	(1,088)	09/14/2027	262,330,400	221,331
3-Month Secured Overnight Financing Rate	(164)	12/14/2027	39,579,350	88,937
3-Month Secured Overnight Financing Rate	(82)	03/14/2028	19,801,975	24,237
3-Month Secured Overnight Financing Rate	(73)	06/20/2028	17,628,587	7,302
3-Month Secured Overnight Financing Rate	(59)	09/19/2028	14,243,338	(2,762)
Aluminum – 90 day settlement(a)	(1)	04/30/2026	87,601	(10,321)
Aluminum – 90 day settlement(a)	(1)	05/29/2026	87,181	(6,727)
Aluminum – 90 day settlement(a)	(1)	06/16/2026	86,828	(1,995)
Aluminum – 90 day settlement(a)	(1)	06/22/2026	86,704	(6,402)
Arabica Coffee	(4)	05/18/2026	447,525	4,415
Australian Government 10 Year Bonds	(1,026)	06/15/2026	76,277,703	478,566
Australian Government 3 Year Bonds	(96)	06/15/2026	6,865,605	(13,780)
British Pound	(390)	06/15/2026	32,238,375	(81)
CAC40 10 Euro Index	(17)	04/17/2026	1,537,577	(13,450)
Canadian 10 Year Government Bonds	(96)	06/19/2026	8,281,906	(50,615)
Canadian Dollar	(1,112)	06/16/2026	80,064,000	468,728
Copper	(13)	05/27/2026	1,824,550	(79,318)
Copper – 90 day settlement(a)	(1)	04/01/2026	306,743	15,386
Copper – 90 day settlement(a)	(1)	04/20/2026	307,377	10,128
Copper – 90 day settlement(a)	(1)	04/28/2026	307,621	21,795
Copper – 90 day settlement(a)	(1)	05/01/2026	307,713	17,203
Copper – 90 day settlement(a)	(1)	05/08/2026	307,788	24,404
Copper – 90 day settlement(a)	(1)	05/22/2026	307,954	28,306
Copper – 90 day settlement(a)	(1)	06/05/2026	308,213	15,188
Copper – 90 day settlement(a)	(1)	06/10/2026	308,288	13,493
Copper – 90 day settlement(a)	(1)	06/17/2026	305,587	(1,734)
Copper – 90 day settlement(a)	(1)	06/19/2026	308,188	(4,451)
Copper – 90 day settlement(a)	(1)	06/26/2026	308,387	(2,856)
Corn No. 2 Yellow	(11)	05/14/2026	251,762	(2,919)
Cotton No.2	(122)	05/06/2026	4,270,000	(357,573)
Euro	(143)	06/15/2026	20,709,081	(66,783)
Euro BUXL 30 Year Bonds	(66)	06/08/2026	8,411,346	(61,670)
Euro STOXX 50 Quanto Index	(7)	06/19/2026	444,600	(5,892)
Euro-BOBL	(2,096)	06/08/2026	279,649,175	(249,505)
Euro-BTP Italian Government Bonds	(466)	06/08/2026	62,631,744	(131,416)
Euro-Bund	(1,263)	06/08/2026	183,050,037	(253,088)
Euro-Schatz	(4,588)	06/08/2026	560,799,159	1,379,536
French Government Bonds	(593)	06/08/2026	81,352,779	(163,379)
FTSE 100 Index	(1)	06/19/2026	134,993	98
FTSE China A50 Index	(186)	04/29/2026	2,703,696	3,487
German Stock Index	(7)	06/19/2026	4,619,348	(57,059)
Gold	(7)	06/26/2026	3,275,020	(66,425)
Hang Seng Index	(39)	04/29/2026	6,156,232	(34,544)
Hard Red Winter Wheat	(14)	05/14/2026	444,850	(15,534)
ICE 3 Month SONIA Rate	(36)	03/16/2027	11,392,948	(9,350)
ICE 3 Month SONIA Rate	(41)	06/15/2027	12,975,302	(4,425)
ICE 3 Month SONIA Rate	(64)	09/14/2027	20,265,777	(9,149)
ICE 3 Month SONIA Rate	(40)	12/14/2027	12,678,023	(1,694)
ICE 3 Month SONIA Rate	(32)	03/14/2028	10,150,360	1,408
ICE 3 Month SONIA Rate	(33)	06/20/2028	10,470,835	14,444
ICE 3 Month SONIA Rate	(20)	09/19/2028	6,347,615	9,725
Japanese 10 Year Government Bonds	(98)	06/15/2026	80,466,148	692,173
Japanese Yen	(206)	06/15/2026	16,310,050	(78,022)
Lead – 90 day settlement(a)	(1)	04/16/2026	46,891	3,821
Lead – 90 day settlement(a)	(1)	04/28/2026	46,920	2,993
Lead – 90 day settlement(a)	(1)	05/07/2026	47,075	1,999
Lean Hogs	(32)	06/12/2026	1,344,640	10,710
Live Cattle	(4)	06/30/2026	389,240	(9,950)
London Cocoa	(34)	05/13/2026	1,119,203	221,330
London Metals - Aluminum(a)	(94)	06/15/2026	8,183,029	(519,148)
London Metals - Copper(a)	(59)	06/15/2026	18,191,941	598,648
London Metals - Lead(a)	(10)	06/15/2026	474,220	13,990
London Metals - Nickel(a)	(17)	06/15/2026	1,742,771	18,774
London Metals - Zinc(a)	(70)	06/15/2026	5,675,250	(145,444)
Long Gilt	(452)	06/26/2026	52,521,548	(112,535)
MSCI Singapore Index	(4)	04/29/2026	135,833	(1,460)
Nasdaq 100 Index	(42)	06/18/2026	20,088,600	(438,576)
Natural Gas	(97)	04/28/2026	2,797,480	30,410
Natural Gas	(1)	06/26/2026	32,330	828
New Zealand Dollar	(151)	06/15/2026	8,687,030	46,289
Nickel – 90 day settlement(a)	(1)	05/08/2026	102,067	2,471
Nikkei 225 Index	(7)	06/11/2026	1,132,006	(9,744)
NY Harbor ULSD	(1)	04/30/2026	172,780	(90)
Platinum	(2)	07/29/2026	197,020	(9,940)
Russell 2000 Index	(20)	06/18/2026	2,512,200	(66,903)
S&P 500 Index	(14)	06/18/2026	4,599,525	(87,868)
Sao Paulo Stock Exchange Index (Bovespa)	(45)	04/15/2026	1,637,961	(38,917)
SGX FTSE Taiwan Index	(10)	04/29/2026	1,033,200	29,848
Silver	(6)	05/27/2026	2,247,570	(87,709)
Soybean Meal	(60)	05/14/2026	1,898,400	(14,456)
Soybeans	(18)	05/14/2026	1,053,900	(5,150)
Sugar #11	(246)	04/30/2026	4,276,070	(454,425)
Swiss Franc	(116)	06/15/2026	18,267,100	112,460
U.S. Treasury 10 Year Notes	(1,082)	06/18/2026	120,152,720	(431,105)
U.S. Treasury 2 Year Notes	(2,428)	06/30/2026	503,677,217	218,563
U.S. Treasury 5 Year Note	(1,639)	06/30/2026	177,306,509	(385,192)
U.S. Treasury Long Bonds	(320)	06/18/2026	36,440,000	(231,472)
U.S. Treasury Ultra Bonds	(123)	06/18/2026	14,337,187	4,512
US Cocoa	(4)	05/13/2026	132,000	(5,061)
Wheat	(66)	05/14/2026	2,033,625	(63,734)
Zinc – 90 day settlement(a)	(1)	04/16/2026	80,741	(1,408)
Zinc – 90 day settlement(a)	(1)	06/03/2026	80,980	(23)
Zinc – 90 day settlement(a)	(1)	06/15/2026	81,075	(448)
Zinc – 90 day settlement(a)	(1)	06/23/2026	80,612	(4,264)
				$822,006
Net Unrealized Appreciation (Depreciation)		$ –	$–	$839,834

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Macro Strategies Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2026	AUD	1,261,000	USD	864,954	$5,061
Bank of America	04/02/2026	AUD	1,896,000	USD	1,308,031	79
Bank of America	04/01/2026	CAD	9,897,000	USD	7,111,160	3,673
Bank of America	04/01/2026	CHF	2,304,000	USD	2,880,354	1,403
Bank of America	04/02/2026	CHF	511,000	USD	639,093	117
Bank of America	05/20/2026	CNH	75,260,000	USD	10,925,321	41,367
Bank of America	04/01/2026	EUR	4,732,000	USD	5,422,279	47,478
Bank of America	04/02/2026	EUR	3,317,000	USD	3,831,402	2,919
Bank of America	04/01/2026	GBP	568,000	USD	748,768	3,030
Bank of America	04/02/2026	GBP	2,090,000	USD	2,766,181	116
Bank of America	04/01/2026	JPY	1,640,719,000	USD	10,276,165	62,879
Bank of America	04/02/2026	JPY	274,283,000	USD	1,726,756	1,793
Bank of America	04/01/2026	MXN	7,984,000	USD	441,278	4,146
Bank of America	04/06/2026	MXN	54,640,000	USD	3,044,708	2,359
Bank of America	04/01/2026	NZD	581,000	USD	332,266	1,616
Bank of America	04/02/2026	NZD	371,000	USD	213,099	110
Bank of America	06/17/2026	USD	26,836,403	AUD	38,212,000	502,713
Bank of America	04/15/2026	USD	114,701,312	CAD	156,850,000	1,873,974
Bank of America	06/17/2026	USD	60,447,964	CAD	83,068,000	528,704
Bank of America	04/01/2026	USD	2,882,163	CHF	2,304,000	406
Bank of America	06/17/2026	USD	38,476,044	CHF	30,063,000	552,770
Bank of America	04/15/2026	USD	62,134,276	CNH	427,100,000	50,636
Bank of America	04/15/2026	USD	108,594,171	EUR	93,460,000	488,564
Bank of America	06/17/2026	USD	94,992,267	EUR	81,836,000	61,520
Bank of America	04/15/2026	USD	60,612,621	GBP	45,490,000	403,647
Bank of America	06/17/2026	USD	35,006,279	GBP	26,210,000	323,158
Bank of America	04/15/2026	USD	89,174,748	JPY	14,085,000,000	298,777
Bank of America	04/15/2026	USD	59,332,715	MXN	1,052,730,000	670,211
Bank of America	06/17/2026	USD	903,926	MXN	16,171,000	7,831
Bank of America	06/17/2026	USD	13,163,773	NZD	22,434,000	236,353
Bank of America	06/17/2026	AUD	141,705,000	USD	101,413,971	(3,758,381)
Bank of America	04/15/2026	CAD	104,650,000	USD	76,496,916	(1,218,747)
Bank of America	06/17/2026	CAD	4,544,000	USD	3,321,931	(44,218)
Bank of America	06/17/2026	CHF	5,172,000	USD	6,606,466	(82,195)
Bank of America	04/15/2026	CNH	427,100,000	USD	62,100,292	(16,652)
Bank of America	04/15/2026	EUR	78,480,000	USD	91,161,601	(383,428)
Bank of America	06/17/2026	EUR	30,985,000	USD	35,969,555	(26,581)
Bank of America	04/15/2026	GBP	45,490,000	USD	60,810,633	(601,659)
Bank of America	06/17/2026	GBP	14,967,000	USD	19,983,741	(178,236)
Bank of America	04/15/2026	JPY	11,757,000,000	USD	74,239,221	(52,867)
Bank of America	06/17/2026	JPY	3,118,083,000	USD	19,839,341	(61,997)
Bank of America	04/15/2026	MXN	1,244,640,000	USD	69,871,195	(514,666)
Bank of America	06/17/2026	MXN	617,979,000	USD	34,770,702	(526,220)
Bank of America	06/17/2026	NZD	24,418,000	USD	14,392,293	(321,608)
Bank of America	04/01/2026	USD	863,393	AUD	1,261,000	(6,622)
Bank of America	04/02/2026	USD	1,300,244	AUD	1,896,000	(7,867)
Bank of America	04/01/2026	USD	7,101,323	CAD	9,897,000	(13,510)
Bank of America	04/02/2026	USD	637,429	CHF	511,000	(1,781)
Bank of America	05/20/2026	USD	17,264,463	CNH	118,890,000	(59,873)
Bank of America	04/01/2026	USD	5,443,822	EUR	4,732,000	(25,935)
Bank of America	04/02/2026	USD	3,809,435	EUR	3,317,000	(24,886)
Bank of America	04/01/2026	USD	751,624	GBP	568,000	(174)
Bank of America	04/02/2026	USD	2,760,424	GBP	2,090,000	(5,873)
Bank of America	05/20/2026	USD	5,140,207	GBP	3,890,000	(8,076)
Bank of America	04/01/2026	USD	10,271,039	JPY	1,640,719,000	(68,005)
Bank of America	04/02/2026	USD	1,721,060	JPY	274,283,000	(7,490)
Bank of America	06/17/2026	USD	98,166,708	JPY	15,483,060,000	(39,081)
Bank of America	04/01/2026	USD	440,277	MXN	7,984,000	(5,147)
Bank of America	04/06/2026	USD	3,038,201	MXN	54,640,000	(8,866)
Bank of America	04/01/2026	USD	332,674	NZD	581,000	(1,208)
Bank of America	04/02/2026	USD	212,016	NZD	371,000	(1,192)
Deutsche Bank	04/15/2026	BRL	253,780,000	USD	47,947,144	907,170
Deutsche Bank	04/07/2026	NOK	51,290,000	USD	5,251,510	45,420
Deutsche Bank	04/15/2026	NOK	395,420,000	USD	40,715,896	119,055
Deutsche Bank	04/15/2026	USD	59,576,302	AUD	84,400,000	1,355,658
Deutsche Bank	04/15/2026	USD	122,788,932	CHF	95,710,000	2,884,299
Deutsche Bank	04/15/2026	USD	2,660,429	CLP	2,395,000,000	73,973
Deutsche Bank	04/15/2026	USD	3,273,611	ILS	10,160,000	39,889
Deutsche Bank	04/15/2026	USD	4,378,134	INR	406,190,000	102,315
Deutsche Bank	04/15/2026	USD	5,412,555	KRW	7,978,000,000	201,531
Deutsche Bank	05/20/2026	USD	1,089,180	KRW	1,654,000,000	7,710
Deutsche Bank	04/15/2026	USD	15,314,750	NOK	147,540,000	78,321
Deutsche Bank	04/15/2026	USD	62,869,510	NZD	106,840,000	1,442,414
Deutsche Bank	04/15/2026	USD	18,158,257	PLN	67,140,000	72,396
Deutsche Bank	04/15/2026	USD	31,972,574	SEK	292,950,000	1,001,769
Deutsche Bank	04/15/2026	USD	13,986,114	SGD	17,860,000	79,247
Deutsche Bank	04/15/2026	USD	26,242,220	ZAR	436,400,000	482,410
Deutsche Bank	05/20/2026	ZAR	240,480,000	USD	14,035,925	121,417
Deutsche Bank	04/15/2026	AUD	131,330,000	USD	91,937,261	(1,343,455)
Deutsche Bank	04/15/2026	CHF	59,000,000	USD	75,425,031	(1,510,358)
Deutsche Bank	04/15/2026	CLP	3,995,000,000	USD	4,397,014	(82,653)
Deutsche Bank	04/15/2026	ILS	500,000	USD	160,574	(1,434)
Deutsche Bank	04/15/2026	INR	406,190,000	USD	4,337,235	(61,416)
Deutsche Bank	04/15/2026	KRW	7,978,000,000	USD	5,344,925	(133,900)
Deutsche Bank	05/20/2026	KRW	2,417,000,000	USD	1,599,746	(19,387)
Deutsche Bank	04/15/2026	NZD	83,850,000	USD	49,386,346	(1,177,230)
Deutsche Bank	04/15/2026	PLN	84,590,000	USD	23,003,518	(217,057)
Deutsche Bank	04/15/2026	SEK	292,950,000	USD	31,679,065	(708,260)
Deutsche Bank	05/20/2026	SEK	69,370,000	USD	7,425,604	(78,578)
Deutsche Bank	04/15/2026	SGD	17,860,000	USD	14,009,366	(102,499)
Deutsche Bank	04/15/2026	USD	25,535,304	BRL	134,230,000	(304,851)
Deutsche Bank	04/07/2026	USD	5,261,592	NOK	51,290,000	(35,337)
Deutsche Bank	05/20/2026	USD	5,711,273	SEK	54,160,000	(24,851)
Deutsche Bank	05/20/2026	USD	8,646,946	SGD	11,100,000	(17,883)
Deutsche Bank	04/15/2026	ZAR	436,400,000	USD	26,039,515	(279,704)
Net Unrealized Appreciation (Depreciation)						$1,020,510

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Macro Strategies Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$705,664,306	$–	$705,664,306
Corporate Bonds	–	317,850,285	–	317,850,285
Mortgage-Backed Securities	–	203,048,403	–	203,048,403
Asset-Backed Securities	–	144,806,338	–	144,806,338
U.S. Government Agency Issues	–	85,820,844	–	85,820,844
Total Investments	$–	$1,457,190,176	$–	$1,457,190,176

Other Financial Instruments:
Forward Currency Contracts *	$–	$15,192,404	$–	$15,192,404
Futures Contracts *	13,216,449	–	–	13,216,449
Total Other Financial Instruments	$13,216,449	$15,192,404	$–	$28,408,853

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$–	$(14,171,894)	$–	$(14,171,894)
Futures Contracts *	(12,376,615)	–	–	(12,376,615)
Total Other Financial Instruments	$(12,376,615)	$(14,171,894)	$–	$(26,548,509)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.